UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported)

October 24, 2025

GREATAMERICA FINANCIAL SERVICES CORPORATION 1

(Exact name of Issuer as specified in its charter)

025-00536	0001060886
(Commission File Number of securitizer)	(Central Index Key Number of issuer)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Michelle A. Halverson, Senior Vice President, General Counsel, Chief Legal

Officer and Corporate Secretary (319-261-4409)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1	GreatAmerica Financial Services Corporation is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, GreatAmerica Leasing Receivables Funding, L.L.C.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated October 23, 2025, of KPMG LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GreatAmerica Financial Services Corporation

By:	/s/ Zachary A. Paulson
	Name:	Zachary A. Paulson
	Title:	Vice President and Treasurer

Date: October 24, 2025

Exhibit 1:	Agreed-upon procedures report, dated October 23, 2025 of KPMG LLP.